Other operating income and expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total other operating income	$ 105	$ 51	$ 77
Total other operating expenses	(58)	(36)	(43)
Contractual Penalty [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		7
Commercial Interests [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	27	30	52
Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(16)	(7)	(5)
Provision For Environmental Remediation [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(15)
Decrease In Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(1)
Impairment On Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(4)
Tax On Bank Transactions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(13)	(11)	(16)
Donations And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(2)	(3)	(2)
Institutional Relationships [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(3)	(2)	(2)
Royalties Of Argentine Natural Gas Production Promotion Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(5)
Other [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(4)	(12)	(14)
Insurance Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	3	3	4
Services To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	2	4	8
Profit For Property Plant And Equipment Sale [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	1	1
Result From The Sale Of Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	2
Dividends Received [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		1	1
Reversal Of Contingencies Provision [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	13	2	1
Recovery Of Tax Charges [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	2
Surplus Gas Injection Compensation [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	51
Other [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	$ 4	$ 3	$ 11